Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 943,000	$ 438,000	$ 1,229,000	$ 925,000	$ 1,654,000
Prepaid expenses and other current assets	250,000	118,000		74,000
Income tax receivable	340,000	321,000		733,000
Total current assets	1,533,000	877,000		1,732,000
Total assets	1,533,000	877,000		1,732,000
Current liabilities:
Accounts payable	874,000	1,245,000		585,000
Accrued expenses	1,218,000	842,000		505,000
Convertible notes payable		2,733,000
Term debt		294,000
Demand notes payable		250,000		250,000
Accrued interest	57,000	155,000		35,000
Total current liabilities	2,149,000	5,519,000		1,375,000
Long-term liabilities:
Convertible notes payable, net	1,096,000			2,712,000
Term debt	300,000			287,000
Accrued interest	87,000			39,000
Total long-term liabilities	1,483,000			3,038,000
Commitments and contingencies (Note 7)
Stockholders’ deficit:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of September 30, 2017 and December 31, 2016				0
Common stock, $0.001 par value; 100,000,000 authorized; 3,670,432 and 3,220,100 shares issued and outstanding, as of September 30, 2017 and December 31, 2016, respectively	4,000	3,000		30,000
Additional paid-in capital	25,059,000	14,058,000		10,943,000
Accumulated deficit	(26,992,000)	(18,779,000)		(13,667,000)
Accumulated comprehensive gain (loss), net	(170,000)	76,000		13,000
Total stockholders’ deficit	(2,099,000)	(4,642,000)		(2,681,000)	$ (1,316,000)
Total liabilities and stockholders’ deficit	$ 1,533,000	$ 877,000		$ 1,732,000